Equity and Other Equity Items - Disclosure of Matters Relating To Repurchase (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
March 23, 2022 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased			44,114,900
Total purchase price for repurchase of shares			¥ 95,392
May 11, 2022 and November 1, 2022 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased			169,429,000
Total purchase price for repurchase of shares			¥ 335,685
May 10, 2023 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased		64,590,700
Total purchase price for repurchase of shares		¥ 150,000
November 1, 2023 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased	5,216,600	26,880,600
Total purchase price for repurchase of shares	¥ 18,962	¥ 81,037
May 8, 2024 and september 24, 2024 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased	420,633,175
Total purchase price for repurchase of shares	¥ 1,160,051
May 8, 2024 [member]
Disclosure of treasury shares [Line items]
Number of common shares retired	520,000,000